UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Share Capital	Treasury shares	Other reserve	Foreign currency translation reserve	Retained earnings/ (Accumulated deficit)	Total	Non- controlling interest	Total
Balance at Dec. 31, 2024	$ 5,280,406	$ (1,298,250)	$ 6,239,990	$ 221,063	$ (4,291,968)	$ 6,151,241	$ 43,334	$ 6,194,575
Comprehensive (loss)/income for the period
(Loss)/Profit for the period					(8,246,755)	(8,246,755)	50,769	(8,195,986)
Other comprehensive income
Exchange differences on translation of foreign operations				282,907		282,907	7,471	290,378
Total comprehensive (loss)/income for the period				282,907	(8,246,755)	(7,963,848)	58,240	(7,905,608)
Transactions with owners of the Company
Issue of Class A ordinary shares for business combination	13,376,000					13,376,000	3,525,617	16,901,617
Issue of Class A ordinary shares for assets acquisition	5,760,000					5,760,000		5,760,000
Transfer shares from treasury shares	25,243	45,914				71,157		71,157
Issuance of class A shares to employees and external consultant			3,870,000			3,870,000		3,870,000
Transactions with owners of the Company	19,161,243	45,914	3,870,000			23,077,157	3,525,617	26,602,774
Balance at Jun. 30, 2025	24,441,649	(1,252,336)	10,109,990	503,970	(12,538,723)	21,264,550	3,627,191	24,891,741
Balance at Dec. 31, 2025	24,825,837	(1,252,335)	11,756,390	678,302	(25,711,110)	10,297,084	3,312,634	13,609,718
Comprehensive (loss)/income for the period
(Loss)/Profit for the period					(7,170,893)	(7,170,893)	108,080	(7,062,813)
Other comprehensive income
Exchange differences on translation of foreign operations				(811,627)		(811,627)	(5,405)	(817,032)
Change in fair value attributable to the change in credit risk of financial liabilities designated at FVTPL			1,726			1,726		1,726
Total comprehensive (loss)/income for the period			1,726	(811,627)	(7,170,893)	(7,980,794)	102,675	(7,878,119)
Transactions with owners of the Company
Transfer shares from treasury shares	(337,505)	566,704	(76,400)			152,799		152,799
Exercise of warrants	714,312					714,312		714,312
Conversion of convertible notes	214,479					214,479		214,479
Issuance of class A ordinary shares in connection with At-The-Market equity offering	18,549,719					18,549,719		18,549,719
Transactions with owners of the Company	19,141,005	566,704	(76,400)			19,631,309		19,631,309
Balance at Jun. 30, 2026	$ 43,966,842	$ (685,631)	$ 11,681,716	$ (133,325)	$ (32,882,003)	$ 21,947,599	$ 3,415,309	$ 25,362,908